              As filed with the Securities and Exchange Commission
                                on July 10, 2000

                                                     1933 Act File No. 333-71469
                                                     1940 Act File No. 811-07384

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           --------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                       PRE-EFFECTIVE AMENDMENT NO. ___                       / /
                     POST-EFFECTIVE AMENDMENT NO.  5                         /X/
                                                  ---

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
                                AMENDMENT NO. 23

                          ----------------------------

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
             (Exact name of registrant as specified in its charter)

                           --------------------------
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
          (Address, including zip code, of Principal Executive Offices)

                           ---------------------------

                              CHARLES H. FIELD, JR.
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
                     (name and address of agent for service)

                                    COPY TO:

                               DEBORAH A. WUSSOW
                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, SUITE 2900
                           SAN DIEGO, CALIFORNIA 92101

    / /  immediately upon filing pursuant to paragraph (b)
    / /  on _________ pursuant to paragraph (b)
    /X/  60 days after filing pursuant to paragraph (a)(i)
    / /  on _________ pursuant to paragraph (a)(i)
    / / 75 days after filing pursuant to paragraph (a)(ii) on September 1, 1999 / / on _________ pursuant to paragraph (a)(ii), of Rule 485
    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                     --------------------------------------

[NICHOLAS APPLEGATE LOGO]

                         INSTITUTIONAL FUNDS PROSPECTUS

                               RETIREMENT SHARES

------------------------------------

 GLOBAL FUNDS

 International Core Growth
 Emerging Countries

 US FUNDS

 Large Cap Growth
 Mid Cap Growth
 Small Cap Growth
 Value

 FIXED INCOME FUNDS


 High Quality Bond
 High Yield Bond


 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                 JULY   , 2000
---------------------------------------

   TABLE OF CONTENTS
--------------------------------------------------------------------------------
A FUND BY FUND LOOK AT GOALS,
STRATEGIES, RISKS AND HISTORICAL
PERFORMANCE.


                             GLOBAL FUNDS
                              International Core Growth                        1
                              Emerging Countries                               3
                             US FUNDS
                              Large Cap Growth                                 5
                              Mid Cap Growth                                   7
                              Small Cap Growth                                 9
                              Value                                           11
                             FIXED INCOME FUNDS
                              High Quality Bond                               13
                              High Yield Bond

--------------------------------------------------------------------------------
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY
FUND.

                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                              15
                              Buying Shares                                   15
                              Exchanging Shares                               16
                              Selling Shares                                  16
                              Signature Guarantees                            17

                             YOUR ACCOUNT
                              Transaction Policies                            18
                              Features and Account Policies                   18
--------------------------------------------------------------------------------
FURTHER INFORMATION THAT APPLIES
TO THE FUNDS AS A GROUP.

                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                              20
                              Investment Adviser Compensation                 20
                              Expense Waivers                                 20
                              Multi Class Structure                           21
                              Shareholder Services and
                                Distribution Plans                            21
                              Portfolio Turnover                              21
                              Portfolio Trades                                21
                              Portfolio Management                            21

--------------------------------------------------------------------------------

                             PRINCIPAL STRATEGIES, RISKS AND OTHER
                             INFORMATION                                      25
                             FINANCIAL HIGHLIGHTS                             30
                             PRIOR PERFORMANCE OF CERTAIN FUNDS               32
                             FOR MORE INFORMATION                     Back Cover

   HIGH YIELD BOND FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks a high level of current income and capital growth. In pursuing its goal, the Fund invests primarily in lower-rated debt securities commonly referred to as "high risk bonds".

When evaluating any bond, the Investment Adviser selects bonds based upon a combination of both "top-down" analysis of economic trends and "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification. The Investment Adviser expects a high portfolio turnover rate of 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in high risk bonds debt and convertible securities rated below investment grade, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see "Bond Quality" beginning on page 54. Securities may bear rates that are fixed, variable or floating.

The Fund invests in companies of all sizes, but currently intends to invest principally in companies with market capitalizations above $100 million. The Fund may also invest up to 35% of its total assets in equity securities of U.S. and foreign companies.

[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / HIGH RISK BONDS--The high risk bonds in which the Fund invests have a higher default risk than investment grade bonds. High risk bonds are almost always uncollateralized and subordinated to other debt that an issuer has outstanding.

/ / LIQUIDITY--The liquidity of individual corporate bonds varies considerabley.
    High risk and low-grade corporate bonds have less liquidity than higher rataed investment grade bonds, which may make it more difficult for the Fund to sell or buy at a favorable price and time.

/ / ECONOMIC--High risk and low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

/ / INTEREST RATES--The returns of high risk low-grade bonds are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of the Fund's shares. Accordingly, high risk bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative.

/ / STOCK MARKET VOLATILITY--The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / FOREIGN EXPOSURE--Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more stable short-term gains for shareholders and may have an adverse effect on the Fund's performance.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 51.

[GRAPHIC]PAST PERFORMANCE

The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the

2

   HIGH YIELD BOND FUND

Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97   21.40
98    4.52
99    9.55

BEST QUARTER:   Q3 '97  +8.42%
WORST QUARTER:  Q3 '98  -6.95%


             AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/00
                                                    SINCE INCEPTION
                                       1 YEAR          (7/31/96)
-------------------------------------------------------------------
FUND                                   5.99           12.50
FIRST BOSTON HIGH
  YIELD BOND                           0.30            6.04

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/00 WAS 2.12%.

YEAR-BY-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURNS ARE FOR
THE FUND'S CLASS I SHARES THAT ARE NOT OFFERED IN THIS PROSPECTUS.
THE CLASS R SHARES ARE A NEW CLASS OF SHARES THAT WOULD HAVE
SUBSTANTIALLY SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE
INVESTED IN THE SAME PORTFOLIO OF SECURITIES. ANNUAL RETURNS WOULD
DIFFER ONLY TO THE EXTENT THAT THE CLASS I AND CLASS R SHARES DO
NOT HAVE THE SAME EXPENSES.

INDEX: THE CREDIT SUISSE FIRST BOSTON HIGH YIELD BOND INDEX
INCLUDES OVER 180 U.S. DOMESTIC ISSUERS WITH AND AVERAGE MATURITY
RANGE OF SEVEN TO TEN YEARS AND WITH A MINIMUM ISSUE SIZE OF
$100 MILLION. THE INDEX IS UNMANAGED AND CONSIDERED GENERALLY
REPRESENTATIVE OF THE U.S. MARKET FOR HIGH YIELD BONDS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER
IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                             0.60%
---------------------------------------------------------------------------------
Distribution (12b-1) fee+                                                  None
---------------------------------------------------------------------------------
Other expenses (before waivers)++                                          0.81%
---------------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                      1.41%
---------------------------------------------------------------------------------
Waiver of fund expenses                                                   (0.41%)
---------------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)                1.00%

+ CLASS R SHARES HAVE ADOPTED A 12B-1 PLAN THAT MAY PAY A FEE TO THE DISTRIBUTOR
  AT AN ANNUAL RATE OF UP TO 0.25% OF THEIR AVERAGE DAILY NET ASSETS. THE FUND
  HAS NO CURRENT INTENTION OF ACTIVATING THE PLAN AND WILL GIVE SHAREHOLDERS A
  60-DAYS NOTICE PRIOR TO ACTIVATION OF THE PLAN. SEE "SHAREHOLDER SERVICES AND
  DISTRIBUTION PLANS."

++ OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR
   ENDING MARCH 2001.

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2001, the Investment
Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 44.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



    Year 1      Year 3
     $111        $181

   YOUR ACCOUNT


DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:



           ANNUALLY                 QUARTERLY             MONTHLY
 International Core Growth     High Quality Bond    High Yield Bond
 Emerging Countries
 Large Cap Growth
 Mid Cap Growth
 Small Cap Growth
 Value


Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum (see "Buying Shares" on page 15), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

4

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Funds are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Founded in 1984, the Investment Adviser currently manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.


Criterion Investment Management LLC ("Criterion") serves as sub-adviser to the High Quality Bond Fund. Organized in April 1999, Criterion is registered under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of Westdeutsche Landesbank Girzozentrale. Its principal address is 1990 Post Oak Boulevard, Houston, Texas 77056. Criterion previously was the fixed income asset management division of the Investment Adviser and now provides investment advice to the Fund and approximately 80 other separate institutional clients with approximately $9 billion in assets under management.

As compensation for Criterion's services under the subadvisory agreement, the Investment Adviser pays Criterion a monthly subadvisory fee at an annual rate of
 .25% of each the High Quality Bond Fund's average daily net assets.

The Emerging Countries Fund invests in the Indian stock markets through Nicholas-Applegate Southeast Asia Fund, Ltd a subsidiary company of each of the Funds and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius and invest in India in what the Investment Adviser considers to be the most efficient way currently available. The Fund and Mauritius Subsidiary will be treated as one entity, and their holdings of investments are aggregated, for the purposes of applying the investment and borrowing restrictions. All investments made by the Mauritius Subsidiary will form part of the assets of the Fund and will be disclosed in the schedule of investments of the Fund.

INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:


    Large Cap Growth                                                   0.75%
    Value Fund                                                         0.75%
    Small Cap Growth Fund                                              1.00%
    Emerging Countries Fund                                            1.25%
    High Yield Bond Fund                                               0.60%


The International Core Growth Fund pays monthly at the following annual rates:

                        1.00% on the first $500 million
                         0.90% on the next $500 million
                  0.85% on net assets in excess of $1 billion

The High Quality Bond Fund pays monthly at the following annual rates:

                        0.45% on the first $500 million
                         0.40% on the next $250 million
                 0.35% on net assets in excess of $750 million

The Mid Cap Growth Fund pays monthly at the following annual rates:

                        0.75% of the first $500 million
                        0.675% on the next $500 million
                  0.65% on net assets in excess of $1 billion

EXPENSE WAIVERS

The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, brokerage and the expenses incurred from the creation and operation of the Mauritius entity, do not exceed the percentages, as set forth below, for the Class R shares of each Fund through March 31, 2001. In subsequent years, overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid under the expense limitation agreement, as each Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.


    Small Cap Growth Fund                                              1.42%
    Mid Cap Growth Fund                                                1.25%
    Large Cap Growth Fund                                              1.25%
    Value Fund                                                         1.25%
    Emerging Countries Fund                                            1.90%
    International Core Growth Fund                                     1.65%
    High Quality Bond Fund                                             0.70%
    High Yield Bond Fund                                               1.00%

EQUITY MANAGEMENT--U.S.



MARK STUCKELMAN


PORTFOLIO MANAGER

Since 1995; 5 years prior experience investment management experience with Wells
    Fargo Bank Investment Management Group; Fidelity Management Trust Co.; and BARRA

M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkley

VALUE

PAUL E. CLUSKEY

PORTFOLIO MANAGER

Since 1998; 4 years prior investment management experience at SEI Investments and Piper Jaffray, Inc.

B.S.--New York University

SMALL CAP GROWTH

THOMAS J. SMITH, CFA

INVESTMENT ANALYST

Since 1998; 1995-1998 Account Administrator; 4 years prior investment experience with Wells Fargo Bank and Dean Witter Reynolds

B.A.--San Diego State University

MID CAP GROWTH AND LARGE CAP GROWTH

TRISHA C. SCHUSTER, CFA

PORTFOLIO MANAGER

Since 1998; 5 years prior investment experience with Farmers Insurance Group and Personal Financial Management

M.B.A.--University of Southern California; B.A.--University of California,
    Irvine

LARGE CAP GROWTH,

KENNETH H. LEE

PORTFOLIO MANAGER

Since 1999; 9 years prior investment experience with Wells Fargo Bank and Dean
    Witter Reynolds/ Lederer Quantitative Research

B.A.--University of California, Davis; attended Yonsei University, South Korea

LARGE CAP GROWTH AND MID CAP GROWTH,

EVAN C. LUNDQUIST

INVESTMENT ANALYST

Since 2000; 7 years prior experience with First American Asset Management, First
    American Technology Fund team

B.A.--Saint Mary's College

LARGE CAP GROWTH AND MID CAP GROWTH,

JOHN GRAVES

INVESTMENT ANALYST

Since 1997; 9 years previous experience with San Diego County District
    Attorney's Office and Imperial Savings

M.B.A.--San Diego State University; B.A.--Hunter College

VALUE


HIGH YIELD BOND--MANAGEMENT TEAM



DOUGLAS G. FORSYTH, CFA, PARTNER



PORTFOLIO MANAGER



Since 1994; 3 years prior investment management experience with AEGON USA



B.B.A.--University of Iowa



WILLIAM L. STICKNEY



PORTFOLIO MANAGER



Since 1999; 10 years prior investment experience with ABN AMRO, Inc.; Cowen &
    Company; and Wayne Hummer & Company



M.B.A. Candidate--Northwestern University, J.L. Kellogg School of Management;
    B.S.--Miami University



MICHAEL E. YEE



PORTFOLIO MANAGER



Since 1998; 1996-1998 Domestic and Global Portfolio Account Administrator;
    1995-1996 Client Service Representative



M.B.A.--San Diego State University; B.S.--University of California, San Diego



JUSTIN KASS



INVESTMENT ANALYST



Since 2000; Prior experience with Universal Studios, Ocean Realty and Center for
    Cooperatives



M.B.A.--The Anderson School at University of California, Los Angeles;
    B.S.--University of California, Davis

6

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

GENERAL FIXED INCOME SECURITIES' RISKS


The High Quality Bond and High Yield Bond Funds invest in debt securities as a principal strategy. The remainder of the Funds may invest in debt securities as a non-principal strategy. The debt securities in which the Funds invests may be of any maturity. Fixed income securities are subject to the following risks:


MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

CREDIT RISK. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.

INVESTMENT GRADE BOND RISKS. The debt securities in which the High Quality Bond Fund invests as a principal strategy will be rated "Baa" or higher by Moody's Investors Service, Inc. or "BBB" or higher by Standard & Poor's Corporation or unrated if determined by the Investment Adviser to be of comparable quality. In the event the rating of a debt security held by the Fund is downgraded below investment grade, the Investment Adviser will sell the security as promptly as possible.

LOWER RATED ("HIGH RISK")
SECURITIES RISKS


The High Quality Bond and High Yield Bond Funds may invest in debt securities rated below investment grade as a principal investment strategy. The remainder of the Funds may invest in debt securities rated below investment grade as a non-principal strategy. These securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.


Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securites, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

      NEW ACCOUNT FORM (NON-IRA)
RETIREMENT SHARES
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8643.
N I C H O L A S-A P P L E G A T E-REGISTERED TRADEMARK-
MAIL TO:
Nicholas-Applegate Institutional Funds
PO Box 8326
Boston, MA 02266-8326
800 - 551-8043
 1. YOUR ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
PLEASE PRINT. COMPLETE ONE SECTION ONLY. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                           First Name                         Middle Initial           Last Name             Social Security Number
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                      Joint Tenant (IF ANY)                   Middle Initial           Last Name             Social Security Number
/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                Custodian's First Name (ONLY ONE)             Middle Initial           Last Name
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                  Minor's First Name (ONLY ONE)               Middle Initial           Last Name
        _ _                             _ _  - _ _  - _ _                    _ _ _  - _ _  - _ _ _ _
     Minor's State of Residence        Minor's Date of Birth                    Minor's Social Security
                                                                                         Number

   / /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)
                                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                           Name of Trust, Corporation or Other Entity
                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                    _ _  - _ _  - _ _ _ _
                                  Trustee Name(s) or Type of Entity                                Date of Trust Agreement
                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _ _  - _ _ _ _ _ _ _
                                    Name of Beneficiary (OPTIONAL)                              Taxpayer Identification Number

  2. YOUR ADDRESS
--------------------------------------------------------------------------------
Do you have any other identically registered Nicholas-Applegate accounts?
 / / Yes / / No

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Street Address or PO Box Number Apartment Number
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _ _         _ _ _ _ _  - _ _ _ _
City                                    State                    Zip
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Home Phone
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Business Phone
CITIZENSHIP:/ / U.S.
/ / Resident Alien
/ / Non-resident Alien
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Specify Country (if not U.S.)

  3. YOUR INVESTMENT
--------------------------------------------------------------------------------
Please select your fund. See prospectus for investment minimums.


                      CLASS                        AMOUNT
---------------------------------------------------------
Emerging Countries                   R(1216) / /   $
---------------------------------------------------------
High Quality Bond                    R(1217) / /   $
---------------------------------------------------------
International Core Growth            R(1220) / /   $
---------------------------------------------------------
Large Cap Growth                     R(1221) / /   $
---------------------------------------------------------
Mid Cap Growth                       R(1222) / /   $
---------------------------------------------------------
Small Cap Growth                     R(1223) / /   $
---------------------------------------------------------
Value                                R(1215) / /   $
---------------------------------------------------------
High Yield Bond                      R(     ) / /  $
---------------------------------------------------------
TOTAL                                              $
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------


 4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------


/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS
             (Third party checks will NOT be       / / BY EXCHANGE: Fund name from which
accepted.)                                                         you are exchanging                 _ _ _ _ _ _ _ _ _ _ _ _ _
/ / BY WIRE: Please call 1-800-551-8043 for your
account number                                     / / BY CONFIRM TRADE ORDER: Trade Order #          _ _ _ _ _ _ _ _ _ _ _ _ _

                                     PART C

ITEM 23.  EXHIBITS.

                  (a)(1)   Certificate of Trust of Registrant--filed as Exhibit
                           1.1 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement ("Amendment No. 1") on March 17, 1993 and incorporated herein by reference.

                  (a)(2) Certificate of Amendment of Certificate of Trust of Registrant--filed as Exhibit 1.2 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                  (a)(3) Declaration of Trust of Registrant--filed as Exhibit 1 to Registrant's Form N1-A Registration Statement on December 31, 1992 and incorporated herein by reference.

                  (a)(4) Amended and Restated Declaration of Trust of Registrant--filed as Exhibit 1.4 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                  (a)(5) Amended and Restated Declaration of Trust dated February 19, 1999--filed as Exhibit 5(a) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (a)(6) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19,1999-- filed as Exhibit (a)(6) to Amendment No. 20 to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (b)(1) Amended Bylaws of Registrant--filed as Exhibit 2 to Amendment No. 2 to the Registrant's Form N-1A Registration Statement on April 6, 1993 and incorporated herein by reference.

                  (2)(b) Amended Bylaws of Registrant dated February 19, 1999--filed as Exhibit 2(b) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (c)      Not applicable.

                  (d)(1) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (d)(2) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management adding the Global Health Care Fund to the Investment Advisory Agreement--filed as Exhibit
                           (d)(2) to Amendment No. 20 to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.


                  (d)(3) Form of Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC filed as Exhibit (d)(3) to Amendment No. 22 to the Registrant's Form N-1A Registration statement on May 26, 2000 and incorporated herein by refence.


                  (e)(1) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated May 10, 1999--filed as Exhibit (e) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on
                           May 6, 1999 and incorporated herein by reference.

                  (f)      None.

                  (g)(1) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit 1(g) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (g)(2) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (2)(g) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(3) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (3)(g) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (g)(4) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (4)(g) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (g)(5) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Foreign Custody Agreement dated May 1, 1999 -- filed as Exhibit (g)(5) to Amendment No. 22 to the Registrant's Form N-1A Registration statement on May 26, 2000 and incorporated herein by reference.


                  (g)(6) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to Custodian Services Agreement dated May 1, 1999 -- filed as Exhibit (g)(6) to Amendment No. 22 to the Registrant's Form N-1A Registration statement on May 26, 2000 and incorporated herein by reference.


                  (g)(7) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care fund to the Cash Management Authorization Services Agreement dated May 1, 1999 -- filed as Exhibit
                           (g)(7) to Amendment No. 22 to the Registrant's Form N-1A Registration statement on May 26, 2000 and incorporated herein by reference.


                  (h)(1) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. --filed as Exhibit (1)(h) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on
                           May 6, 1999 and incorporated herein by reference.


                  (h)(2) Administration Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (2)(h) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on
                           May 6, 1999 and incorporated herein by reference.


                  (h)(3) License Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (3)(h) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (h)(4) Expense Reimbursement agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit No. (4)(h) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (h)(4)(1)Amendment to Expense Reimbursement Agreement
                           between Registrant and Nicholas-Applegate
                           Capital Management adding High Yield Bond Class R shares.


                  (h)(5) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company--filed as Exhibit No. (5)(h) to Amendment No. 19 to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.


                  (h)(6) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class Q Shares--filed as Exhibit No. (6)(h) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (h)(7) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding Global Health Care Fund to the Administration and Fund Accounting Agency Agreement dated May 1, 1999 -- filed as Exhibit
                           (h)(7) to Amendment No. 22 to the Registrant's Form N-1A Registration statement on May 26, 2000 and incorporated herein by reference.


                  (h)(8) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding Global Health Care Fund to the Expense Reimbursement Agreement--filed as Exhibit (h)(8) to Amendment
                           No. 20 to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.


                  (h)(9) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Global Health Care Fund to the Transfer Agency and Service Agreement--filed as Exhibit (h)(9) to Amendment
                           No. 20 to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.


                  (h)(10)  Credit Agreement between Registrant and
                           BankBoston, N.A. dated December 21, 1999
                           -- filed as Exhibit (h)(10) to Amendment No. 22 to the Registrant's Form N-1A Registration statement on May 26, 2000 and incorporated herein by reference.


                  (h)(11) Master Securities Lending Agreement between Registrant and Goldman, Sachs & Co. dated July 22, 1999 -- filed as Exhibit (h)(11) to Amendment No. 22 to the Registrant's Form N-1A Registration statement on May 26, 2000 and incorporated herein by reference.

                  (i)      Opinion of Counsel.

                  (j)      Not Applicable

                  (k)      Not Applicable

                  (l) Investment Letter of initial investor in Registrant--filed as Exhibit (l) to Amendment No. 19 to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.


                  (m) Form of Rule 12b-1 Plan for Class Q Shares--filed as Exhibit (m) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (n)      Rule 18f-3 Plan between Registrant and
                           Nicholas-Applegate Capital Management--filed as Exhibit (o) to Amendment No. 18 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.


                  (p) Code of Ethics -- filed as Exhibit (p) to Amendment No. 22 to the Registrant's Form N-1A Registration statement on May 26, 2000 and incorporated herein by reference.

                  (q) Limited Powers of Attorney of Trustees--Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

                  (q)(1) Limited Power of Attorney of Walter E. Auch--Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

                  (q)(2) Limited Power of Attorney of John J.P. McDonnell-- filed as Exhibit (p)(2) to Amendment No. 20 to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.


                  (q)(3) Certified Resolution of Board of Trustees of Registrant regarding Limited Power of Attorney of John J.P. McDonnell--filed as Exhibit (p)(3) to Amendment No. 20 to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        Arthur E. Nicholas is a member of the Board of Trustees of Registrant, and also one of the seven members of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered investment company organized under the laws of Maryland. Accordingly, Registrant and Nicholas-Applegate Fund, Inc. may be deemed to be under common control.

ITEM 25. INDEMNIFICATION

        Article V of Registrant's Declaration of Trust, included as Exhibit
(a)(5) hereto and incorporated herein by reference, provides for the indemnification of Registrant's trustees, officers, employees and agents.

        Indemnification of the Registrant's Investment Adviser and Placement Agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement.

        Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with

Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act in connection with any indemnification.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        Nicholas-Applegate Capital Management, the Investment Adviser to the Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management Holdings, L.P. During the three fiscal years ended December 31, 1998, the Investment Adviser has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

(b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Funds, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities.

The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.

Name and Principal        Positions and Offices with      Positions in Offices
Business Address          Principal Underwriter           with Registrant
----------------          ---------------------           ---------------
Arthur E. Nicholas        President                       Chairman of the Board & Trustee

John J.P. McDonnell       None                            President

E. Blake Moore, Jr.       General Counsel                 Secretary

C. William Maher          Chief Financial Officer         Treasurer

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the Administrator and Custodian, Brown Brothers Harriman & Co. (40 Water Street, Boston, MA 02109.

ITEM 29.  MANAGEMENT SERVICES.

        None.

ITEM 30.  UNDERTAKINGS.

        None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has dully caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Diego, and the state of California on this 10th day of July, 2000.


                                   Nicholas-Applegate Institutional Funds




                                   By:      John J.P. McDonnell*
                                      -----------------------------------
                                            John J.P. McDonnell
                                            President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on May 24, 2000.


John J.P. McDonnell*                     President
--------------------------------
John J.P. McDonnell

/s/ C. William Maher                     Principal Financial and Accounting
--------------------------------         Officer
    C. William Maher

/s/ E. Blake Moore, Jr.
--------------------------------         Secretary
    E. Blake Moore, Jr.

Arthur E. Nicholas*                      Chairman of the Board & Trustee
--------------------------------
Arthur E. Nicholas

Walter E. Auch*                          Trustee
--------------------------------
Walter E. Auch

Darlene Deremer*                         Trustee
--------------------------------
Darlene Deremer

George F. Keane*                         Trustee
--------------------------------
George F. Keane


*  /s/ E. Blake Moore, Jr.
  ------------------------------
By:    E. Blake Moore, Jr.
       Attorney In Fact